Commitments and Contingencies (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2018	Oct. 27, 2016	Mar. 31, 2019	Dec. 31, 2017	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Value of share issued as royalty upon the achievement of milestone				$ 299			$ 23,415
Facility lease term			11 months		11 months
Monthly lease rent					$ 4,763
Lease rent expense			$ 14,289		$ 19,052	$ 4,763
Intellectual Property [Member]
Commitments and Contingencies (Textual)
Expiry date		May 25, 2037
Value of share issued as royalty upon the achievement of milestone		$ 300
Milestone amount recorded for intellectual property		$ 91,709
Milestone payments paid				91,709			$ 91,709
Percentage of unpaid accrued interest above prime rate		2.00%
Common stock shares issued							859,976
Additional amount of intangible assets							$ 23,115
Technology-Based Intangible Assets [Member]
Commitments and Contingencies (Textual)
Milestone payments in connection with WARF License Agreement	$ 55,000	$ 110,000					55,000
Estimated fair value of intangible asset		$ 120,000
Cummulative financing triggers payment							30
Minimum royalties for the year 2019				50,000			50,000
Minimum royalties for the year 2020				100,000			100,000
Royalties per year beginning from 2021				$ 150,000			$ 150,000
Expiry date							Dec. 31, 2030
Cost incurred maintaining licensed patents							$ 65,000
Additional cummulative financing triggers payment							$ 50
Milestone payments paid						$ 65,000
Percentage of unpaid accrued interest per month		1.00%